AMG Montrusco Bolton Large Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2023
	Shares	Value
Common Stocks - 99.6%
Communication Services - 7.8%
Alphabet, Inc., Class A*	132,579	$13,104,108
Meta Platforms, Inc., Class A*	21,432	3,192,725

Total Communication Services		16,296,833
Consumer Discretionary - 10.4%
Amazon.com, Inc.*	140,287	14,467,798
Five Below, Inc.*	24,474	4,824,560
Lululemon Athletica, Inc. (Canada)*	7,761	2,381,696

Total Consumer Discretionary		21,674,054
Consumer Staples - 6.7%
Lamb Weston Holdings, Inc.	45,791	4,574,063
Walmart, Inc.	65,491	9,422,190

Total Consumer Staples		13,996,253
Energy - 6.8%
EOG Resources, Inc.	45,175	5,974,394
Exxon Mobil Corp.	71,222	8,262,464

Total Energy		14,236,858
Financials - 3.5%
CME Group, Inc.	26,617	4,702,159
Interactive Brokers Group, Inc., Class A	33,608	2,686,624

Total Financials		7,388,783
Health Care - 20.1%
Amgen, Inc.	36,562	9,228,249
Charles River Laboratories International, Inc.*	30,552	7,431,774
Danaher Corp.	40,913	10,816,579
Envista Holdings Corp.*	229,678	8,955,145
Zoetis, Inc.	33,440	5,533,986

Total Health Care		41,965,733
Industrials - 5.2%
Nordson Corp.	31,118	7,571,009
	Shares	Value

Rockwell Automation, Inc.	11,362	$3,204,425

Total Industrials		10,775,434
Information Technology - 35.8%
Adobe, Inc.*	18,708	6,928,321
Analog Devices, Inc.	48,698	8,350,246
Apple, Inc.	134,316	19,380,456
Mastercard, Inc., Class A	8,092	2,998,895
Microsoft Corp.	78,543	19,463,741
Texas Instruments, Inc.	40,812	7,232,294
Workday, Inc., Class A*	56,961	10,334,434

Total Information Technology		74,688,387
Materials - 2.2%
Linde PLC (United Kingdom)	13,943	4,614,296
Real Estate - 1.1%
Public Storage, REIT	7,331	2,231,117

Total Common Stocks (Cost $191,987,455)		207,867,748
Short-Term Investments - 0.5%
Other Investment Companies - 0.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.23%[1]	389,249	389,249
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.30%[1]	583,873	583,873

Total Short-Term Investments (Cost $973,122)		973,122
Total Investments - 100.1% (Cost $192,960,577)		208,840,870
Other Assets, less Liabilities - (0.1)%		(186,391)
Net Assets - 100.0%		$208,654,479

*	Non-income producing security.
[1]	Yield shown represents the January 31, 2023, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

REIT	Real Estate Investment Trust

AMG Montrusco Bolton Large Cap Growth Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$207,867,748	—	—	$207,867,748
Short-Term Investments
Other Investment Companies	973,122	—	—	973,122
Total Investments in Securities	$208,840,870	—	—	$208,840,870

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended January 31, 2023, there were no transfers in or out of Level 3.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.